Marketable Securities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Fair Value of Available-for-Sale Marketable Securities

As of September 30, 2013 and December 31, 2012, the fair value of available-for-sale marketable securities by type of security was as follows:

	SEPTEMBER 30, 2013
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,137	$—	$—	$6,137

	$6,137	$—	$—	$6,137

	DECEMBER 31, 2012
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,382	$—	$—	$6,382

	$6,382	$—	$—	$6,382

As of December 31, 2011 and 2012, the fair value of available-for-sale marketable securities by type of security was as follows:

	DECEMBER 31, 2011
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,382	$—	$—	$6,382

	$6,382	$—	$—	$6,382

	DECEMBER 31, 2012
	AMORTIZED COST	GROSS UNREALIZED GAINS	GROSS UNREALIZED LOSSES	FAIR VALUE
Certificates of deposit	$6,382	$—	$—	$6,382

	$6,382	$—	$—	$6,382